Non-controlling interests - by group (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit attributable to non-controlling interests	£ 78	£ 80	£ 234
Equity attributable to non-controlling interest	1,085	1,231
Dividends paid to non-controlling interest	79	80
Other non-controlling interests [member]
Profit attributable to non-controlling interests	(1)	0
Equity attributable to non-controlling interest	23	11
Dividends paid to non-controlling interest	0	0
Preference shares [member]
Equity attributable to non-controlling interest	529	529
Preference shares [member] | Barclays Bank PLC [member]
Profit attributable to non-controlling interests	42	41
Equity attributable to non-controlling interest	529	529
Dividends paid to non-controlling interest	42	41
Upper Tier 2 instruments [member] | Barclays Bank PLC [member]
Profit attributable to non-controlling interests	37	39
Equity attributable to non-controlling interest	533	691
Dividends paid to non-controlling interest	£ 37	£ 39